Condensed Statements of Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 97.4	$ 74.4	$ 74.3	$ 71.2	$ 61.7	$ 62.6
Total current assets	1,288.3	1,239.3		1,253.1
Deferred income taxes	94.7	97.4		41.0
Total assets	1,989.5	1,951.8		1,954.1
Liabilities
Total current liabilities	533.7	460.6		456.4
Total liabilities	2,104.0	2,060.6		2,246.3
Ryerson Holding Corporation Stockholders' equity (deficit)
Common stock, value	0.2	0.2		0.2
Capital in excess of par value	189.7	189.7		189.7
Accumulated deficit	(105.6)	(107.1)		(234.4)
Treasury stock Value	(6.6)	(6.6)
Accumulated other comprehensive loss	(195.2)	(188.2)		(252.1)
Total Ryerson Holding Corporation stockholders' equity (deficit)	(117.5)	(112.0)		(296.6)
Total liabilities and equity	1,989.5	1,951.8		1,954.1
Ryerson Holding Corporation [Member]
Current assets:
Cash and cash equivalents		0.4		0.4	0.4	0.4
Receivable from subsidiaries		10.4		11.4
Total current assets		10.8		11.8
Deferred income taxes		47.7
Total assets		58.5		11.8
Liabilities
Accrued liabilities		0.4		0.5
Total current liabilities		0.4		0.5
Dividends in excess of investment in subsidiaries		170.1		307.9
Total liabilities		170.5		308.4
Ryerson Holding Corporation Stockholders' equity (deficit)
Common stock, value		0.2		0.2
Capital in excess of par value		189.7		189.7
Accumulated deficit		(107.1)		(234.4)
Treasury stock Value		(6.6)
Accumulated other comprehensive loss		(188.2)		(252.1)
Total Ryerson Holding Corporation stockholders' equity (deficit)		(112.0)		(296.6)
Total liabilities and equity		$ 58.5		$ 11.8